Bank Borrowings (Details) - CNY (¥)	Dec. 27, 2023	Aug. 07, 2023	Jul. 14, 2023	Dec. 13, 2021
Youxu Shanghai [Member]
Bank Borrowings [Line Items]
Borrow loan			¥ 3,000
Youxu Shanghai [Member] | Working Capital [Member]
Bank Borrowings [Line Items]
Annual interest rate			3.70%
Youpin Shandong [Member]
Bank Borrowings [Line Items]
Borrow loan		¥ 2,000
Youpin Shandong [Member] | Working Capital [Member]
Bank Borrowings [Line Items]
Annual interest rate		3.95%
Youxu Zibo [Member]
Bank Borrowings [Line Items]
Borrow loan				¥ 10,000
Repaid the bank borrowing	¥ 500
Youxu Zibo [Member] | Working Capital [Member]
Bank Borrowings [Line Items]
Annual interest rate				6.87%